Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments	12 Months Ended
Dec. 31, 2016
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments [Abstract]
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments

Note 4: Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments

Table 4.1 provides the detail of federal funds sold, securities purchased under short-term resale agreements (generally less than one year) and other short-term investments. Substantially all of the interest-earning deposits at December 31, 2016 and 2015 were held at the Federal Reserve.

Table 4.1: Fed Funds Sold and Other Short-Term Investments

(in millions)	Dec 31, 2016	Dec 31, 2015
Federal funds sold and securities purchased under resale agreements	$58,215	45,828
Interest-earning deposits	200,671	220,409
Other short-term investments	7,152	3,893
Total	$266,038	270,130

As part of maintaining our memberships in certain clearing organizations, we are required to stand ready to provide liquidity meant to sustain market clearing activity in the event unforeseen events occur or are deemed likely to occur. This includes commitments we have entered into to purchase securities under resale agreements from a central clearing organization that, at its option, require us to provide funding under such agreements. We do not have any outstanding amounts funded, and the amount of our unfunded contractual commitment was $2.9 billion and $2.2 billion as of December 31, 2016 and 2015, respectively.
We have classified securities purchased under long-term resale agreements (generally one year or more), which totaled $21.3 billion and $20.1 billion at December 31, 2016 and 2015, respectively, in loans. For additional information on the collateral we receive from other entities under resale agreements and securities borrowings, see the “Offsetting of Resale and Repurchase Agreements and Securities Borrowing and Lending Agreements” section in Note 14 (Guarantees, Pledged Assets and Collateral).